SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Equity [abstract]
Outstanding at the beginning of year | Share	1,478,773	2,037,313	1,926,412
Granted | Share	2,559,979	30,100	196,604
Exercised | Share	0	0	(77,226)
Forfeited/Expired | Share	(738,669)	(588,640)	(8,476)
Outstanding at the end of year | Share	3,300,083	1,478,773	2,037,313
Weighted Average Exercise Price, beginning of year | $ / shares	$ 5.35	$ 5.28	$ 5.2
Weighted Average Exercise Price, Granted | $ / shares	1.98	1.6	5.78
Weighted Average Exercise Price, Exercised | $ / shares	0	0	4.85
Weighted Average Exercise Price, Forfeited/Expired | $ / shares	3.9	4.9	5.93
Weighted Average Exercise Price, end of year | $ / shares	$ 3.06	$ 5.35	$ 5.28